Expense Example, No Redemption (Vanguard Market Neutral Fund, USD $)	12 Months Ended
Dec. 31, 2013
Vanguard Market Neutral Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 163
3 YEAR	505
5 YEAR	871
10 YEAR	1,900
Vanguard Market Neutral Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	153
3 YEAR	474
5 YEAR	818
10 YEAR	$ 1,791